Financial instruments included in the statement of financial position and impact on income (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of details of non-current financial assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2023, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of details of financial liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2023	2022
Lease liabilities – Short term	1,199	962
Repayable BPI loan advances - Short term	592	500
PGE Loans*	2,583	2,632
EIB Loan – Short term	649	467
Total current financial liabilities	5,022	4,560
Lease liabilities – Long term	3,883	4,568
Repayable BPI loan advances – Long term	1,872	2,258
PGE Loans*	4,028	6,495
EIB loan – Long term	35,761	35,287
Total non-current financial liabilities	45,543	48,608
Total financial liabilities	50,565	53,169
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2023
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	299	—	299	299
Trade receivables	19,004	—	19,004	19,004
Cash and cash equivalents	75,283	—	75,283	75,283
Total assets	94,586	—	94,586	94,586
Financial liabilities
Non-current financial liabilities	45,543	—	45,543	47,821
Current financial liabilities	5,022	—	5,022	5,033
Trade payables and other payables	18,237	—	18,237	18,237
Total liabilities	68,802	—	68,802	71,091
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.
As of December 31, 2023, the carrying value of receivables and current liabilities is assumed to approximate their fair value.

	As of December 31, 2022
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	291	—	291	291
Trade receivables	101	—	101	101
Cash and cash equivalents	41,388	—	41,388	41,388
Total assets	41,780	—	41,780	41,780
Financial liabilities
Non-current financial liabilities	48,608	—	48,608	48,608
Current financial liabilities	4,560	—	4,560	4,560
Trade payables and other payables	9,621	—	9,621	9,621
Total liabilities	62,789	—	62,789	62,789
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value..

Disclosure of effect of changes in exchange rates

	For the year ended December 31, 2023
Impact	Contracts Assets		Contracts Liabilities
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	187	(187)	1,638	(1,638)
Total	187	(187)	1,638	(1,638)

	For the year ended December 31, 2022
Impact	Contracts Assets		Contracts Liabilities
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	—	—	1,549	(1,549)
Total	—	—	1,549	(1,549)

The following table shows the impact of a 10% increase or decrease in the exchange rate between the euro and the U.S. dollar, calculated on the amounts of loans to the Company’s U.S. subsidiaries as of December 31, 2023 and December 31, 2022.

	For the year ended December 31, 2023
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	22	(22)	(22)	22
Total	22	(22)	(22)	22

	For the year ended December 31, 2022
Impact	Net income		Equity
(in thousands of euros)	Increase	Decrease	Increase	Decrease
USD / Euro exchange rate	48	(48)	(45)	45
Total	48	(48)	(45)	45